MORGAN STANLEY LIQUID ASSET FUND INC.

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

April 20, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Morgan Stanley Liquid Asset Fund Inc.

File Nos. 2-53856; 811-2575

Ladies and Gentlemen:

On behalf of Morgan Stanley Liquid Asset Fund Inc. (“Registrant”), we hereby submit for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information for the Registrant. These exhibits contain the risk/return summary information in the prospectus for the Registrant dated December 31, 2015. The purpose of this filing is to submit the XBRL information from the 497(e) filing dated March 31, 2016 for the Registrant.

If you have any questions, please feel free to contact me at 212.296.6982 (tel) or 212.404.4691 (fax).

Very truly yours,

/s/ Edward J. Meehan, Jr.
Edward J. Meehan, Jr.
Assistant Secretary

Enclosures

cc: Joseph C. Benedetti